Taxes - Operating taxes and levies - Geographical area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Operating taxes and levies	€ (1,794)	€ (1,882)	€ (1,926)
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Operating taxes and levies	(876)	(967)	(1,006)
Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Operating taxes and levies	(679)	(660)	(640)
Spain Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Operating taxes and levies	(126)	(114)	(163)
Other subsidiaries [Member]
Disclosure of subsidiaries [line items]
Operating taxes and levies	€ (113)	€ (141)	€ (117)